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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21420

                                   ----------

                           Metropolitan Series Fund II
               (Exact name of registrant as specified in charter)

          501 Boylston Street                             02116
         Boston, Massachusetts                          (Zip Code)
(Address of Principal Executive Office)

                             JAMES L. LIPSCOMB, ESQ.
                               MetLife Group, Inc.
                               One Madison Avenue
                            New York, New York 10010
                     (Name and address of agent for service)

                                    Copy to:
                              THOMAS M. LENZ, ESQ.
                              MetLife Advisers, LLC
                               501 Boylston Street
                           Boston, Massachusetts 02116

                                   ----------

Registrant's telephone number, including area code: 617-578-3104

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2003

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Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the "Act"):

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                           Metropolitan Series Fund II


                                  Annual Report
                                December 31, 2003

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Metropolitan Series Fund II
MetLife Stock Index Portfolio II
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
Assets:
Cash                                                             $   100,000
Liabilities:                                                               0
Net Assets                                                       $   100,000
Net assets were comprised of:
Paid in Capital                                                  $   100,000
Computation of offering price
(Net asset value and redemption price per share
$100,000 divided by 10,000 shares of beneficial interest)        $     10.00


See accompanying Notes to Statement of Assets and Liabilities.

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Metropolitan Series Fund II
MetLife Stock Index Portfolio II
NOTES TO STATEMENT OF ASSETS AND LIABILITIES

Note 1.  Organization
Metropolitan Series Fund II (the "Trust") was organized as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 22, 2003, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940. The Trust had no operations other than a sale to Metropolitan Life Insurance Company, Inc., a wholly owned subsidiary of MetLife Inc. of 10,000 shares of beneficial interest of MetLife Stock Index Portfolio II (a separate series of the Trust) for $100,000 ($10.00 per share), which was in a non-interestbearing account from its inception until December 31, 2003. Organization expenses incurred in the initial registration of fund shares have been paid by MetLife Advisers, LLC. (MetLife Advisers).

Note 2.  Agreements
Investment Management Agreement
The Trust has entered into an investment management agreement with MetLife Advisers, an indirect wholly owned subsidiary of MetLife Inc. The Trust will pay MetLife Advisers a monthly fee at an annual rate of 0.25% of average daily net assets. Certain officers and trustees of the Trust may also be officers of MetLife Advisers; however such officers and trustees receive no compensation from the Trust.

Service and Distribution Fees

The Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. Under the Distribution Plan, the Trust pays a fee to compensate State Street Research Investment Services, Inc (or its affiliates) an indirect wholly owned subsidiary of MetLife Inc., and other broker-dealers and financial intermediaries involved in the offer and sale of Trust shares for promoting, selling, and servicing the shares of the Trust. The fee under the Distribution Plan is calculated as a percentage of the average daily net assets of the Trust. Currently, the fee is 0.25% per year.

Expense Agreement

Pursuant to an expense agreement relating to MetLife Stock Index Portfolio II, MetLife Advisers has agreed to pay, until April 30, 2005, the operating expenses (not including amortization of expenses, brokerage costs, interest, taxes or extraordinary expenses) in excess of 0.56% per annum. This subsidy is subject to the obligation of the Portfolio to repay MetLife Advisers in future years, if any, when the Portfolio's expenses fall below the stated expense limit that was in effect at the time of the subsidy in question; provided however that the Portfolio is not obligated to repay any expense paid by MetLife Advisers more than five years after the end of the fiscal year in which such expense was incurred.

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Independent Auditors' Report

The Board of Trustees of Metropolitan Series Fund II and
Shareholder of MetLife Stock Index Portfolio II

We have audited the accompanying statement of assets and liabilities of MetLife Stock Index Portfolio II (the "Fund") as of December 31, 2003. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of the Fund at December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
February 24, 2004

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Trustees and Officers

The Fund's Trustees review actions of the Fund's investment adviser and subadviser, and decide upon matters of general policy. The Fund's officers supervise the daily business operations of the Fund. The Board of Trustees and the Fund's officers are listed below. Each Trustee is responsible for overseeing the Portfolio. There is no limit to the term a Trustee may serve.

Interested Trustees
-------------------

Each Trustee below is an "interested person" (as defined by the 1940 Act), in that Mr. McHaffie is an employee of, and Mr. Typermass, a former employee of, and currently consulting to, MetLife, which is an affiliate of MetLife Advisers, the investment adviser of the Fund.

-----------------------------------------------------------------------------------------------------------
                                   Current
                               position(s) with   Position(s)   Principal occupations over past five years,
   Name and address      Age        Fund          held since        including other Directorships/(1)/
-----------------------------------------------------------------------------------------------------------
Hugh McHaffie            44    Trustee,           December      Senior Vice President, MetLife, since 1999;
Metropolitan Life              President, Chief      2003       Director, Chairman of the Board, President
Insurance Company              Executive                        and Chief Executive Officer of Metropolitan
1 Madison Avenue               Officer and                      Series Fund, Inc. ("Met Series Fund") since
New York, NY 10010             Chairman of                      December 2003; Senior Vice President, New
                               the Board                        England Zenith Fund ("Zenith Fund")**;
                                                                formerly Vice President, Manufacturers Life
                                                                North America.
-----------------------------------------------------------------------------------------------------------
Arthur G. Typermass      66    Trustee               2003       Formerly, Senior Vice-President and
43 Chestnut Street                                              Treasurer, MetLife, 1997-1998.
Garden City, NY
11530
-----------------------------------------------------------------------------------------------------------

Non-Interested Trustees
-----------------------

Each Trustee below is not an "interested person" (as defined by the 1940 Act).

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                                    Current
                               position(s) with   Position(s)
 Name and address        Age         Fund         held since     Principal occupations over past five years
-----------------------------------------------------------------------------------------------------------
Steve A. Garban+         66    Trustee               2003       Formerly, Chief Financial Officer, Senior
The Pennsylvania State                                          Vice President Finance and Operations and
University                                                      Treasurer, The Pennsylvania State
208 Old Main                                                    University.
University Park, PA
16802
-----------------------------------------------------------------------------------------------------------
Linda B. Strumpf         56    Trustee               2003       Vice President and Chief Investment
Ford Foundation                                                 Officer, Ford Foundation
320 E. 43rd Street
New York, NY 10017
-----------------------------------------------------------------------------------------------------------
Dean O. Morton+          71    Trustee               2003       Formerly, Executive Vice President, Chief
3200 Hillview Avenue                                            Operating Officer and Director, Hewlett-
Palo Alto, CA 94304                                             Packard Company.
-----------------------------------------------------------------------------------------------------------
Michael S. Scott         66    Trustee               2003       Jay W. Forrester Professor of Management
Morton+                                                         (Emeritus) at Sloan School of Management,
Massachusetts                                                   MIT.
Institute of
Technology ("MIT")
50 Memorial Drive
Cambridge, MA 02138
-----------------------------------------------------------------------------------------------------------

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Non-Interested Trustees  (Continued)
-----------------------

-----------------------------------------------------------------------------------------------------------
                                   Current
                               position(s) with   Position(s)
 Name and address        Age        Fund          held since     Principal occupations over past five years
-----------------------------------------------------------------------------------------------------------
Toby Rosenblatt+         65    Trustee               2003       President, since 1999, and formerly, Vice
3409 Pacific Avenue                                             President, Founders Investments, Ltd.
San Francisco, CA
94118
-----------------------------------------------------------------------------------------------------------
H. Jesse Arnelle         69    Trustee               2003       Counsel, Womble Carlyle Sandrie & Rice;
400 Urbano Drive                                                Director, Textron Corporation*; Director,
San Francisco, CA                                               Gannet Corporation*; Director, Eastman
94127                                                           Chemical Company*; Director, Waste
                                                                Management, Inc.*; Director, Armstrong
                                                                Holdings Inc.*; Director, FPL Group Inc.*;
                                                                formerly, Senior Partner, Arnelle, Hastie,
                                                                McGee, Willis and Greene.
-----------------------------------------------------------------------------------------------------------
John T. Ludes            66    Trustee               2003       Trustee, Zenith Fund**; formerly, Vice
57 Water Street                                                 Chairman, President and Chief Operating
Marion, MA 02738                                                Officer, Fortune Brands/American Brands
                                                                (global conglomerate); formerly, President
                                                                and CEO, Acushnet Company (athletic
                                                                equipment).
-----------------------------------------------------------------------------------------------------------
Nancy Hawthorne          52    Trustee               2003       Director, Avid Technologies (computer
60 Hyslop Road                                                  software company)*; Board of Advisors, L.
Brookline, MA 02146                                             Knife & Sons, Inc. (a beverage
                                                                distributor); Chief Executive Officer,
                                                                Clerestory LLC (corporate financial
                                                                advisor); Trustee, Zenith Fund**; formerly,
                                                                Chief Executive Officer and Managing
                                                                Partner, Hawthorne, Krauss and Associates
                                                                (corporate financial advisor); formerly,
                                                                Chief Financial Officer and Executive Vice
                                                                President, Continental Cablevision,
                                                                subsequently renamed MediaOne (a cable
                                                                television company); formerly, Director,
                                                                Life F/X, Inc.; formerly, Chairman of the
                                                                Board, WorldClinic (a distance medicine
                                                                company); formerly, Director, Perini
                                                                Corporation (construction)*; formerly,
                                                                Director, CGU (property and casualty
                                                                insurance company); formerly, Director,
                                                                Beacon Power Corporation (energy)*.
-----------------------------------------------------------------------------------------------------------

Officers
--------

-----------------------------------------------------------------------------------------------------------
                                   Current
                               position(s) with   Position(s)
 Name and address        Age        Fund          held since     Principal occupations over past five years
-----------------------------------------------------------------------------------------------------------
John F. Guthrie, Jr.     60    Senior Vice           2003       Manager and Senior Vice President, MetLife
MetLife Advisers, LLC          President                        Advisers; Senior Vice President, Met Series
501 Boylston Street                                             Fund, since 2002; Senior Vice President,
Boston, MA 02116                                                Zenith Fund**; Vice President, NEF.
-----------------------------------------------------------------------------------------------------------
Peter Duffy              48    Vice President        2003       Senior Vice President, MetLife Advisers,
MetLife Advisers, LLC          and Treasurer                    since December 1998; Vice President and
501 Boylston Street                                             Treasurer, Met Series Fund, since 2002;
Boston, MA  02116                                               Vice President and Treasurer, Zenith
                                                                Fund**; Senior Vice President; New England
                                                                Financial; formerly Senior Vice President,
                                                                New England Funds, L.P.
-----------------------------------------------------------------------------------------------------------
Thomas M. Lenz           45    Vice President        2003       General Counsel and Secretary, MetLife
MetLife Advisers, LLC          and Secretary                    Advisers, since 1998; Assistant General
501 Boylston Street                                             Counsel, MetLife; Vice President and
Boston, MA 02116                                                Secretary, Zenith Fund**; Vice President
                                                                and Secretary, since 2002, Met Series Fund;
                                                                formerly, Vice President, State Street Bank
                                                                and Trust Company.
-----------------------------------------------------------------------------------------------------------
David W. Allen           46    Senior Vice           2003       Head of Individual Life Product Management,
Metropolitan Life              President                        MetLife; Senior Vice President, Met Series
Insurance Company                                               Fund, since 2002; Senior Vice President,
501 Boylston Street                                             Zenith Fund**.
Boston, MA 02116
-----------------------------------------------------------------------------------------------------------
Thomas C. McDevitt       48    Vice President        2003       Senior Vice President, Met Series Fund,
MetLife Advisers, LLC                                           since 2002; Vice President, Zenith Fund**.
501 Boylston Street
Boston, MA 02116
-----------------------------------------------------------------------------------------------------------
Daphne Thomas-Jones      48    Vice President        2003       Assistant Vice President, since 1998, and
Metropolitan Life                                               formerly, Director, MetLife; Senior Vice
Insurance Company                                               President, Met Series Fund, since 2000.
One Madison Avenue
New York, NY 10010
-----------------------------------------------------------------------------------------------------------

* Indicates a directorship with a registered investment company or a company subject to the reporting requirements of the Securities Exchange Act of 1934, as amended.

** The New England Zenith Fund deregistered as an investment company with the Securities and Exchange Commission following its merger into the Met Series Fund on May 1, 2003.

(1) Previous positions during the past five years with the Fund, Met Series Fund, MetLife, MetLife Advisers, New England Zenith Fund, New England Financial, New England Funds, L.P., or NES are omitted if not materially different.

(+) Serves as a trustee, director and/or officer of one or more of the following companies, each of which has a direct or indirect advisory relationship with MetLife Advisers or its affiliates: State Street Research Financial Trust, State Street Research Income Trust, State Street Research Money Market Trust, State Street Research Capital Trust, State Street Research Master Investment Trust, State Street Research Equity Trust, State Street Research Securities Trust, State Street Research Exchange Trust and State Street Research Institutional Funds (the "State Street Research Funds").

The Fund's Trustees also serve as directors of Met Series Fund, a registered investment company consisting of 36 portfolios. MetLife Advisers serves as investment adviser to Met Series Fund, and MetLife serves as principal underwriter to Met Series Fund. MetLife serves as subadviser to five portfolios of Met Series Fund.

Item 2.  Code of Ethics.

As of December 31, 2003, the registrant had adopted a "code of ethics" (as such term is defined in the instructions to Item 2 of Form N-CSR) that applies to the registrant's principal executive officer and principal financial and accounting officer. There were no substantive amendments or waivers to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that Steve A. Garban, John T. Ludes and Linda B. Strumpf are "audit committee financial experts" (as such term is defined in the instructions to Item 3 of Form N-CSR). Each of these individuals is "independent" for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d)

Fees for Services Rendered to the Registrant*
---------------------------------------------

Fiscal Year   Audit Fees   Audit-Related Fees   Tax Fees   All Other Fees
-----------   ----------   ------------------   --------   --------------
2002                 N/A                  N/A        N/A              N/A
2003          $        0   $                0   $      0   $            0

* The registrant registered as an investment company under the Act on August 26, 2003 and commenced operations on January 2, 2004.

There were no fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 201 of Regulation S-X.

(e) (1) The registrant's Audit Committee has established pre-approval procedures pursuant to paragraph (c)(7)(i)(B) of Rule 2-01 of Regulation S-X, which include regular pre-approval procedures and interim pre-approval procedures. Under the regular pre-approval procedures, the Audit Committee pre-approves at its regularly scheduled meetings audit and non-audit services that are required to be pre-approved under paragraph (c)(7) of Rule 2-01 of Regulation S-X. Under the interim pre-approval procedures, any member of the Audit Committee who is an independent Trustee is authorized to pre-approve a proposed engagement that arises between regularly scheduled Audit Committee meetings and that needs to commence prior to the next regularly scheduled Audit Committee meeting. Such Audit Committee member must report to the Audit Committee at its next regularly scheduled meeting on the pre-approval decision.

(e)  (2) Not applicable.

(f)  Not applicable.

(g)

Fiscal year   Aggregate Non-Audit Fees
-----------   ------------------------
    2002      $             11,600,000
    2003      $              9,500,000

The amounts set out above represent the aggregate non-audit fees billed by the registrant's accountant to MetLife, Inc., and include non-audit fees for services rendered to the registrant and rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h) The Audit Committee of the registrant's Board of Trustees considered the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X and concluded that such services are compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

 Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9.  Controls and Procedures.

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There has been no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)  (1) Code of Ethics (as defined in Item 2(b) of Form N-CSR).

     (2) Certifications required by Rule 30a-2(a) under the Act.

(b)      Certification required by Rule 30a-2(b) under the Act.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        METROPOLITAN SERIES FUND II


                                        By:  /s/ Hugh C. McHaffie
                                             -----------------------------------
                                        Name:  Hugh C. McHaffie
                                        Title:  President
                                        Date:  March 4, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Date:  March 4, 2004                    By:  /s/ Hugh C. McHaffie
                                             -----------------------------------
                                        Name:  Hugh C. McHaffie
                                        Title:  President


Date:  March 4, 2004                    By:  /s/ Peter H. Duffy
                                             -----------------------------------
                                        Name:  Peter H. Duffy
                                        Title: Treasurer

                                  EXHIBIT LIST

10(a)(1) Code of Ethics

10(a)(2) (a)  Certification of the Principal Executive Officer required by Rule
              30a-2(a) under the Act
         (b) Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act

10(b)         Certification required by Rule 30a-2(b) under the Act